Fees Summary	Jun. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 60,500,000.00
Previously Paid Amount	6,905.00
Total Fee Amount	8,355.05
Total Offset Amount	0.00
Net Fee	$ 1,450.05
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A